OTHER RECEIVABLES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2010 CNY (¥)	Dec. 31, 2010 CNY (¥) item	Dec. 31, 2010 USD ($) item	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 19, 2017 CNY (¥)	Sep. 19, 2017 USD ($)	Sep. 30, 2010 CNY (¥)
Number of loan agreements | item		2	2
Loan advances		¥ 10,500,000	$ 1,520
Terms of loans		1 year	1 year
Number of other parties sued		2
Final judgment, amount awarded from other party	¥ 10,500,000	¥ 10,500,000
Final judgment amount, interest percentage multiplier		4	4
Other Receivables				¥ 4,400,000	$ 680	¥ 4,400,000	$ 650			¥ 10,500,000
Raozhou Dianli Ltd
Loan advances		¥ 9,000,000
Fair value of real estate assets used as collateral								¥ 143,100,000	$ 21,500
Xianjin Cao
Loan advances		¥ 1,500,000